Ultimate Parent Undertaking	2 Months Ended
Dec. 31, 2020
Arrival Group [member]
Statements [Line Items]
Ultimate Parent Undertaking
10. ULTIMATE PARENT UNDERTAKING
The Company as of December 31, 2020, was a subsidiary of Arrival Luxembourg S.à r.l. and the results of the Company have been included in the consolidated financial statements of Arrival Luxembourg S.à r.l.. As described in note 11, the Company on March 25, 2021 has successfully admitted some of its shares, listed on NASDAQ and as of the same date, Kinetik S.à r.l. became the majority shareholder of the Company, which is also the Company’s ultimate holding company. The related party transactions the Company had during the period amounted to EUR 53,000, which relates to invoice settled by Arrival Luxembourg S.à r.l.. The amount outstanding that is owed to Arrival Luxembourg S.à r.l as at the year-end is EUR 53,000.